RISK MANAGEMENT - Structural foreign exchange risk - Sensitivity analysis of foreign exchange effect (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($) $ / $	Dec. 31, 2019 COP ($)
Disclosure of risk management [abstract]
Increase in peso value of USD | $ / $	100
Decrease in peso value of USD | $ / $	100
Increase in equity due to change in value of USD	$ (21,158)	$ (13,874)
Decrease in equity due to change in value of USD	21,158	13,874
Increase in profit before tax due to change in value of USD	(31,578)	(20,708)
Decrease in profit before tax due to change in value of USD	$ 31,578	$ 20,708